Income taxes	12 Months Ended
Mar. 31, 2020
Income taxes
19. Income taxes
Income tax expense
The following table presents the components of Income tax expense for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Current:
Domestic	130,573	116,695	96,231
Foreign	47,020	49,871	52,885

Total current tax expense	177,593	166,566	149,116

Deferred:
Domestic	58,078	(162,475)	(111,341)
Foreign	1,933	5,244	9,400

Total deferred tax expense (benefit)	60,011	(157,231)	(101,941)

Total income tax expense	237,604	9,335	47,175

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2018, 2019 and 2020. The detailed amounts recorded directly in Equity are as follows:

	2018	2019	2020
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	123,186	(3,940)	(10,012)
Less: reclassification adjustments	(82,828)	889	(8,410)

Total	40,358	(3,051)	(18,422)

Pension liability adjustments:
Unrealized gains (losses)	66,331	(6,558)	(52,888)
Less: reclassification adjustments	190	(2,370)	(1,765)

Total	66,521	(8,928)	(54,653)

Own credit risk adjustments (Note) :
Unrealized gains (losses)	—	3,033	5,052
Less: reclassification adjustments	—	(47)	387

Total	—	2,986	5,439

Total tax effect before allocation to noncontrolling interests	106,879	(8,993)	(67,636)

Note:	The MHFG Group adopted ASU
No.2016-01
on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Issued accounting pronouncements” for further details.

Reconciliation of Income tax expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019		2020
	(in millions of yen, except tax rates)
Income before income tax expense	839,298	85,060		153,490
Effective statutory tax rate	30.86%	30.62%		30.62%

Income tax calculated at the statutory tax rate	259,007	26,045		46,999
Income not subject to tax	(9,312)	(8,861)		(7,758)
Expenses not deductible for tax purposes	1,421	1,389		1,290
Tax rate differentials of subsidiaries	(2,696)	(3,522)		(5,756)
Change in valuation allowance	(9,102)	(2,444)		5,984
Noncontrolling interest income (loss) of consolidated VIEs	(5,928)	3,475		14,796
Effect of enacted change in tax rates	6,863 (1)	(11)		(210)
Change in unrecognized tax benefits	—	9,420		—
Other (2)	(2,649)	(16,156	) (3)	(8,170)

Income tax expense	237,604	9,335		47,175

Notes:
(1)	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. The MHFG Group has completed its analysis and accounting under Staff Accounting Bulletin No. 118 for the effects of the Act.

(2)
Change in undistributed earnings of subsidiaries of ¥(1,972) million and ¥(21,347) million have been reclassified to Other for the fiscal years ended March 31, 2018 and 2019, respectively, in order to conform to the current period’s presentation.

(3)
In the fiscal year ended March 31, 2019, the MHFG Group derecognized the majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.

Deferred tax assets and liabilities
The components of net deferred tax assets (liabilities) at March 31, 2019 and 2020 are as follows:

	2019	2020
	(in millions of yen)
Deferred tax assets:
Lease liabilities (1)	—	191,873
Allowance for loan losses	122,585	165,665
Premises and equipment	73,944	77,513
Available-for-sale securities	—	5,532
Derivative financial instruments	48,487	4,647
Investments	—	3,563
Net operating loss carryforwards (2)	167,755	163,264
Other	216,568	203,004

	629,339	815,061
Valuation allowance (2)	(158,581)	(165,278)

Deferred tax assets, net of valuation allowance	470,758	649,783

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	247,694	202,930
ROU assets (1)	—	188,591
Trading securities	9,158	58,266
Investments	198,495	—
Available-for-sale securities	12,426	—
Other	61,330	89,157

Deferred tax liabilities	529,103	538,944

Net deferred tax assets (liabilities)	(58,345)	110,839

Notes:
(1)
ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU
No.2016-02
on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.

(2)
The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.
As of March 31, 2020, the accumulated amount of undistributed earnings that will be indefinitely reinvested and the unrecognized deferred tax liabilities related to such subsidiaries are approximately ¥220 billion and ¥21 billion, respectively.
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2019 and 2020:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2019
Japan (1)	111	(92)	19
The United States	8	—	8
The United Kingdom (2)	46	(46)	—
Others	3	(2)	1

Total	168	(140)	28

2020
Japan (3)	110	(92)	18
The United States	3	—	3
The United Kingdom (2)	47	(47)	—
Others	3	(2)	1

Total	163	(141)	22

Notes:
(1)	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.

(3)	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Determination of valuation allowance
In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning
strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale
securities and equity securities to constitute a prudent and feasible tax-planning
strategy and strong positive evidence. The Group has the ability to control when its available-for-sale
securities and equity securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.
Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.
Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.
A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group does not apply a consolidated taxation system, with a few exceptions of certain subsidiaries, deferred tax assets and liabilities are calculated separately for each legal entity. Therefore, changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources of each entity.
In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2020, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.
The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2020. As it pertains to each entity with a cumulative loss, a valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2020, MHFG’s securities subsidiary in the United Kingdom recorded cumulative losses on the basis of the recent three years’ pretax results and recognized a full valuation allowance, as there was no positive evidence to overcome the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.
Change in valuation allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Balance at beginning of fiscal year	438,344	163,358	158,581
Changes that directly affected Income tax expense	(9,102)	(2,444)	5,984
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	(264,234)	—	—
Others	(1,650)	(2,333)	713

Total	(265,884)	(2,333)	713

Balance at end of fiscal year	163,358	158,581	165,278

The decrease in the fiscal years ended March 31, 2018 and 2019 of ¥9,102 million and ¥2,444 million, respectively, in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries.
The increase in the fiscal year ended March 31, 2020 of ¥5,984 million in the valuation allowance that directly affected Income tax expense was primarily related to a decrease of the realizability of deferred tax assets of MHFG and its subsidiaries.
Net operating loss carryforwards
At March 31, 2020, the MHFG Group had net operating loss carryforwards totaling ¥637 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2021	—
2022	—
2023	6
2024	3
2025	—
2026 and thereafter (Note)	628

Total	637

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥333 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring will expire during the fiscal year ending March 31, 2026.
Uncertainty in income tax
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,867	2,345	12,323

Gross amount of increases related to positions taken during prior years	224	9,550	199
Gross amount of increases related to positions taken during the current year	351	330	328
Amount of decreases related to settlements	—	—	(9,420)
Foreign exchange translation	(97)	98	(56)

Total unrecognized tax benefits at end of fiscal year	2,345	12,323	3,374

The total amount of unrecognized tax benefits including ¥888 million, ¥2,164 million and ¥1,477 million of interest and penalties was ¥2,345 million, ¥12,323 million and ¥3,374 million at March 31, 2018, 2019 and 2020, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.
The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2011, 2002 and 2016,
respectively
. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.